Share-Based Payments - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
		May 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment and LTIP expense			$ 6.9	$ 14.6
Total stock compensation expense			61.5
Accrued expenses and other payables	[1]		$ 317.1	237.2
Grant date fair value (in USD per share)		$ 30
Nonvested award, cost not yet recognized, period for recognition			2 years 2 months 12 days
2025 Equity and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock compensation expense			$ 39.2
Number of shares authorized			3,633,333
Number of shares available for grant, as replacement awards			1,306,139
Shares withheld to satisfy tax withholding			(301,106)
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture			1,005,033
2025 Equity and Incentive Plan- Incentive Share Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			626,727
Retention shares or units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock compensation expense			$ 19.1	4.8
Restricted Stock Units (RSUs) | 2025 Equity and Incentive Plan - All Employee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted to employees		158,997
Restricted Stock Units (RSUs) | 2025 Equity and Incentive Plan - Senior Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value (in USD per share)		$ 30
Number of RSUs, nonvested		623,953
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock compensation expense			2.6	9.8
Long-term incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued expenses and other payables			17.9	$ 20.0
Retention Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock compensation expense			$ 4.3

[1]	Includes amounts due to related parties of $2.0 million for investment management fees (2024 — $4.0 million), and $Nil for management consulting fees (2024 — $1.3 million).